UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HM Capital Management, LLC
Address: 8235 Forsyth Blvd.
         Suite 540
         Clayton, MO  63105

13F File Number:  028-11951

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew E. Kopsky
Title:
Phone:     314-746-1770

Signature, Place, and Date of Signing:

  /s/ Matthew E. Kopsky     Clayton, MO     April 18, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $45,199 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPATH S&P500 VIX 06740C188      790    39000 SH       SOLE                    39000        0        0
BOEING CO                      COM              097023105      726     8445 SH       SOLE                     8445        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      513     6700 SH       SOLE                     6700        0        0
EMERSON ELEC CO                COM              291011104      350     6269 SH       SOLE                     6269        0        0
GENERAL ELECTRIC CO            COM              369604103      394    17072 SH       SOLE                    17072        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106      335     5900 SH       SOLE                     5900        0        0
ISHARES INC                    MSCI CHILE CAPP  464286640     1037    15953 SH       SOLE                    15953        0        0
ISHARES TR                     CORE S&P500 ETF  464287200      408     2588 SH       SOLE                     2588        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      280     3317 SH       SOLE                     3317        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1491    25251 SH       SOLE                    25251        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     1155    14235 SH       SOLE                    14235        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     1294    18138 SH       SOLE                    18138        0        0
MCCORMICK & CO INC             COM NON VTG      579780206      251     3409 SH       SOLE                     3409        0        0
ORACLE CORP                    COM              68389X105      935    28860 SH       SOLE                    28860        0        0
PEPSICO INC                    COM              713448108      269     3404 SH       SOLE                     3404        0        0
POWERSHS DB MULTI SECT COMM    PS DB AGRICUL FD 73936B408     1166    45000 SH       SOLE                    45000        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803     3708   122550 SH       SOLE                   122550        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     1104    28275 SH       SOLE                    28275        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1307     8460 SH       SOLE                     8460        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1238     7891 SH       SOLE                     7891        0        0
SPDR SERIES TRUST              BRC CNV SECS ETF 78464A359     2082    49140 SH       SOLE                    49140        0        0
US BANCORP DEL                 COM NEW          902973304      392    11554 SH       SOLE                    11554        0        0
VALUECLICK INC                 COM              92046N102     1514    51315 SH       SOLE                    51315        0        0
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413    12058   168308 SH       SOLE                   168308        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      446     5514 SH       SOLE                     5514        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844     9956   151533 SH       SOLE                   151533        0        0